CONTINGENCIES AND COMMITMENTS (Details) $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 03, 2020 USD ($)	Nov. 20, 2019 USD ($)	Feb. 28, 2015 individual case item	Aug. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 01, 2018 USD ($)	Nov. 27, 2017 USD ($)
Contingencies [Abstract]
Number of cases consolidated | case			2
Number of individuals who have opted into FLSA class action claims | individual			3,500
Number of potential class action claimants with pending wage and hour | item			21,000
Amount funded towards settlement							$ 3,400
Percentage covered of possible claims under the FLSA, plaintiffs' attorney fees, administration costs and service awards							100.00%
Amount allocated to settlement of claims pursuant to settlement agreement							$ 2,200
Claims amount properly and timely returned							1,200
Payment made to qualified settlement fund in full		$ 1,200
Legal fees and expenses							$ 10,618	$ 6,652	$ 9,241
Total settlement						$ 900
Commitments [Abstract]
Number of telecommunication service commitment of carriers | item					2
Term of telecommunication service commitment				3 years	3 years
Annual commitment				$ 30	$ 450
Letter of credit renewal period							1 year
Kandela LLC's [Member]
Contingencies [Abstract]
Legal fees and expenses	$ 30
PNC Bank [Member] | Ibex Global Solutions, Inc. [Member]
Commitments [Abstract]
Irrevocable standby letter of credit issued										$ 500	$ 400